Going Concern Uncertainties (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (270,050)	$ (167,096)
Revenue	$ 12,822	$ 28,276